SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET USEFUL LIFE

Classification	Useful Life	September 30, 2024 (unaudited)	December 31, 2023
Computer equipment and software	3 years	$309,286	$308,774
Furniture	3 years	17,191	17,191

Less: Accumulated depreciation		(88,903)	(6,503)
Property and equipment, net		$238,384	$319,462

	Useful Life	December 31, 2023	December 31, 2022
Computer equipment and software	3 years	$308,774	$-
Furniture	3 years	17,191	-
Total property and equipment		325,965
Less: Accumulated depreciation		(6,503)	-
Property and equipment, net		$319,462	$-

SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES

The composition of accounts payable and accrued expenses from continuing operations are as follows:

	December 31, 2023	December 31, 2022
Accounts payable	$184,677	$-
Accounts payable, related party	5,678	-
Accrued liabilities	216,297	9,972
Accrued payroll	533,643	-
	$940,295	$9,972

SCHEDULE OF NET REVENUE BY GEOGRAPHIC LOCATION

The following table presents net revenue by geographic location which is recognized at a point in time:

Year Ended December 31, 2023	Total
United States	$3,667,176
Rest of the World	1,750
Total Revenues	$3,668,926

Year Ended December 31, 2022	Total
United States	$-
Rest of the World	-
Total Revenues	$-